FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives designated as hedging instruments	$ 0
Total Securities	119	$ 316
Trading securities	119	316
Fair Value, Inputs, Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives designated as hedging instruments	299
Total Securities	299	0
Trading securities	0	0
Fair Value, Inputs, Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives designated as hedging instruments	0
Total Securities	0	0
Trading securities	$ 0	$ 0